Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,993,482,500.00
Previously Paid Amount	0.00
Total Fee Amount	551,499.94
Total Offset Amount	0.00
Net Fee	551,499.94
Narrative - Max Aggregate Offering Price	$ 3,993,482,500.00
Final Prospectus	true